Restatement - Summary of effects of the restatement for the errors on the consolidated statements of comprehensive loss (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Total revenue		$ 206,230	¥ 1,435,727	¥ 1,921,876	¥ 1,445,773
Cost of revenues		(19,243)	(133,968)	(194,492)	(143,828)
Gross profit		186,987	1,301,759	1,727,384	1,301,945
Operating expenses:
Sales and marketing (including expenses from related party of RMB51,753 (see Note (b)) for the year ended December 31, 2018)		(172,275)	(1,199,346)	(1,486,399)	(1,227,896)
Research and development		(39,120)	(272,343)	(241,270)	(153,905)
General and administrative		(14,493)	(100,896)	(178,371)	(93,718)
Loss from operations		(79,793)	(555,509)	(178,656)	(173,574)
Net interest income		733	5,100	5,037
Others, net		1,693	11,785	9,360	(169)
Loss before income tax		(77,367)	(538,624)	(164,259)	(173,743)
Income tax (expenses)/benefits		1,150	8,005	4,473	(28,382)
Net loss		(76,217)	(530,619)	(159,786)	(202,125)
Less: net income attributable to noncontrolling interests		(11,327)	(78,859)	4,829
Net loss attributable to Jianpu's shareholders		(64,890)	(451,760)	(164,615)	(202,125)
Foreign currency translation adjustments		2,109	14,685	59,658	(21,170)
Total other comprehensive (loss)/income		2,109	14,685	59,658	(21,170)
Total comprehensive loss		(74,108)	(515,934)	(100,128)	(223,295)
Less: total comprehensive income attributable to noncontrolling interests		(11,309)	(78,732)	5,568
Total comprehensive loss attributable to Jianpu's shareholders		$ (62,799)	¥ (437,202)	¥ (105,696)	¥ (223,295)
Net loss per share attributable to Jianpu's shareholders(1)
Basic and diluted (in dollars per share) | (per share)		$ (0.15)	¥ (1.07)	¥ (0.39)	¥ (0.57)
Weighted average number of shares
Basic and diluted (in shares) | shares		420,575,827	420,575,827	417,315,644	353,452,309
ADS
Operating expenses:
Net loss attributable to Jianpu's shareholders				¥ (164,615)
Net loss per share attributable to Jianpu's shareholders(1)
Basic and diluted (in dollars per share) | (per share)	[1]	$ (3.09)	¥ (21.48)	¥ (7.89)	¥ (11.44)
Recommendation services
Revenues:
Total revenue		$ 179,882	¥ 1,252,300	¥ 1,705,229	¥ 1,348,361
Loans (including revenues from related party of RMB102,997, RMB105,492 and RMB31,980 for the years ended December 31, 2017, 2018 and 2019, respectively)
Revenues:
Total revenue		95,709	666,307	1,015,407	1,119,456
Credit cards
Revenues:
Total revenue		84,173	585,993	689,822	228,905
Advertising, marketing and other services (including revenues from related party of nil, RMB13,405 and RMB6,858 for the years ended December 31, 2017, 2018 and 2019, respectively)
Revenues:
Total revenue		$ 26,348	¥ 183,427	216,647	¥ 97,412
As Previously Reported
Revenues:
Total revenue				2,011,842
Cost of revenues				(223,339)
Gross profit				1,788,503
Operating expenses:
Sales and marketing (including expenses from related party of RMB51,753 (see Note (b)) for the year ended December 31, 2018)				(1,547,518)
Research and development				(241,270)
General and administrative				(178,371)
Loss from operations				(178,656)
Net interest income				5,037
Others, net				9,360
Loss before income tax				(164,259)
Income tax (expenses)/benefits				4,473
Net loss				(159,786)
Less: net income attributable to noncontrolling interests				4,829
Foreign currency translation adjustments				59,658
Total other comprehensive (loss)/income				59,658
Total comprehensive loss				(100,128)
Less: total comprehensive income attributable to noncontrolling interests				5,568
Total comprehensive loss attributable to Jianpu's shareholders				¥ (105,696)
Net loss per share attributable to Jianpu's shareholders(1)
Basic and diluted (in dollars per share) | ¥ / shares				¥ (0.39)
Weighted average number of shares
Basic and diluted (in shares) | shares				417,315,644
As Previously Reported | ADS
Operating expenses:
Net loss attributable to Jianpu's shareholders				¥ (164,615)
Net loss per share attributable to Jianpu's shareholders(1)
Basic and diluted (in dollars per share) | ¥ / shares				¥ (7.89)
As Previously Reported | Recommendation services
Revenues:
Total revenue				¥ 1,766,348
As Previously Reported | Loans (including revenues from related party of RMB102,997, RMB105,492 and RMB31,980 for the years ended December 31, 2017, 2018 and 2019, respectively)
Revenues:
Total revenue				1,015,407
As Previously Reported | Credit cards
Revenues:
Total revenue				750,941
As Previously Reported | Advertising, marketing and other services (including revenues from related party of nil, RMB13,405 and RMB6,858 for the years ended December 31, 2017, 2018 and 2019, respectively)
Revenues:
Total revenue				245,494
Restatement
Revenues:
Total revenue				(89,966)
Cost of revenues				28,847
Gross profit				(61,119)
Operating expenses:
Sales and marketing (including expenses from related party of RMB51,753 (see Note (b)) for the year ended December 31, 2018)				61,119
Restatement | Recommendation services
Revenues:
Total revenue				(61,119)
Restatement | Credit cards
Revenues:
Total revenue				(61,119)
Restatement | Advertising, marketing and other services (including revenues from related party of nil, RMB13,405 and RMB6,858 for the years ended December 31, 2017, 2018 and 2019, respectively)
Revenues:
Total revenue				¥ (28,847)

[1]	Net loss per ADS attributable to Jianpu's shareholders has been retrospectively adjusted for the ADS ratio change that were effective on October 30, 2020 as detailed in Note 25(c).